Registration Nos. 333-02205
811-07583

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 36	[X]
(Check appropriate box or boxes)

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP

1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on [date] pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-02205) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and state of New York, on the 16th day of March, 2016.

HSBC ADVISOR FUNDS TRUST

By:	/s/Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 16th day of March, 2016.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Susan C. Gause*	Susan S. Huang*
Trustee	Trustee

Thomas F. Robards*	Deborah Hazell*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/ Heather Melito-Dezan
Heather Melito-Dezan

*Heather Melito-Dezan, as attorney-in-fact pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 34 to the Registration Statement as filed with the SEC on February 26, 2016.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase